E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                        Supplement dated August 28, 2002
                     To the Prospectus dated August 24, 2001





1.       On page 6, under "Advisory Services,"

         REPLACE THE FIRST SENTENCE WITH THE FOLLOWING:

         "The Fund has entered into an investment advisory agreement with E.I.I. Realty Securities, Inc. ("E.I.I."), 717 Fifth Avenue, New York, New York 10022."

2.       On the back cover page:

         UNDER "OFFICERS AND TRUSTEES":

                  REPLACE "PETER J. GAVEY, PRESIDENT" WITH "DANIEL P. O'CONNOR, PRESIDENT";

                  REMOVE "DAVID P. O'CONNOR, TRUSTEE";

         UNDER "INVESTMENT ADVISER AND ADMINISTRATOR":

                  REPLACE THE ADDRESS WITH "717 FIFTH AVENUE, 10TH FLOOR, NEW YORK, NY 10022."

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                        Supplement dated August 28, 2002
        To the Statement of Additional Information dated August 24, 2001




1.       On page 7, under " MANAGEMENT,"

         REPLACE THE SECOND PARAGRAPH AND THE TABLE WITH THE FOLLOWING:

         The Trustees and officers and their principal occupations are noted below. Unless otherwise indicated the address of each Trustee and executive officer is 717 Fifth Avenue, New York, New York 10022.


         Name, Address, and Age             Position(s) held with the Fund    Principal Occupation During Past 5 Years
         ----------------------             ------------------------------    ----------------------------------------

         * Richard J. Adler, 55             Chairman   of  the   Board   of   Managing  Director,  E.I.I.  Realty Securities,
         717 Fifth Avenue                   Trustees,    Chief    Executive   Inc., June 1993 to present;  Managing Director,
         New York, NY  10022                Officer                           European   Investors   Incorporated   and  Vice
                                                                              President,    European   Investors    Corporate
                                                                              Finance, Inc., April 1983 to present.

         *Daniel P. O'Connor, 46            President                         Managing Director, E.I.I. Realty Securities,
         717 Fifth Aveune                                                     Inc., July 2001 to present.  Vice President
         New York, NY  10022                                                  and Portfolio Manager at J.P. Morgan
                                                                              Investment Management 1996 to 2001.

         Warren K. Greene, 65               Trustee                           Senior Vice President,  TrendLogic  Associates,
         One Fawcett Place, Suite 220                                         Inc., January 1995 to present;
         Greenwich, CT  06830

         Joseph Gyourko, 45                 Trustee                           Professor,  The Wharton  School,  University of
         256 South 37th Street                                                Pennsylvania,  1996 to  present  and  Associate
         The   Zell/Lurie   Real   Estate                                     Professor,   1994  to   1996;   Director,   The
         Center                                                               Zell/Lurie  Real  Estate  Center at The Wharton
         The Wharton School                                                   School;   Nonresident   Fellow,  the  Brookings
         Philadelphia, PA 19104-6330                                          Institution; Fellow, The Urban Land Institute.


         Richard W. Hutson, 62              Trustee                           Retired   from   Hewitt   Associates.    Senior
         615 Innsbruck Court                                                  Principal, Hewitt Associates,  December 1964 to
         Libertyville, IL  60048                                              October 1996.

         Name, Address, and Age             Position(s) held with the Fund    Principal Occupation During Past 5 Years
         ----------------------             ------------------------------    ----------------------------------------

         *Samuel R. Karetsky, 56            Trustee                           Managing  Director,  E.I.I.  Realty  Securities,
         180 East 79th Street                                                 Inc.,   November   1998  to  present;   Managing
         New York, NY  10021                                                  Member,  Samuel  R. Karetsky LLC,  March 1997 to
                                                                              November 1998; Managing Director, Morgan Stanley
                                                                              &   Co.,  June  1995  to  March  1997;  Managing
                                                                              Director, OFFITBANK, April 1990 to June 1995.

         Carl W. Schafer, 65                Trustee                           President,  The  Atlantic  Foundation,  1990 to
         66 Witherspoon Street                                                present.
         Princeton, NJ  08542

         Alissa R. Fox, 31                  Treasurer, Secretary              Director    of    Fund    Administration    and
         717 Fifth Avenue                                                     Compliance,  E.I.I.  Realty  Securities,  Inc.,
         New York, NY  10022                                                  January 2000 to present;  Vice President,  Bank
                                                                              of New York, June 1999 to January 2000;  Senior
                                                                              Associate,  Investors  Capital  Services  Inc.,
                                                                              May 1995 to June 1999.

         * An "interested person" of the Trust, as defined by section 2(a)(19) of the Investment Company Act of 1940.

2.       On page 10, under " INVESTMENT ADVISER AND INVESTMENT ADVISORY
         AGREEMENT,"

         REPLACE THE ADDRESS IN THE FIRST PARAGRAPH TO "717 FIFTH AVENUE, NEW YORK, NEW YORK 10022."